Allowance for Loan Losses - Aging Analysis of Past Due Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 5,909	$ 11,805
Current	1,702,594	1,549,212
Total Loans	1,708,970	1,561,941
30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,008	8,328
60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	342	1,449
90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,559	2,028
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans	467	924
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	168	317
Current	202,942	176,743
Total Loans	203,110	177,101
Commercial and Agriculture [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27	225
Commercial and Agriculture [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	35
Commercial and Agriculture [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	106	92
Commercial and Agriculture [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans		41
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,179	1,524
Current	244,427	208,597
Total Loans	245,606	210,121
Commercial Real Estate Owner Occupied [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	453	547
Commercial Real Estate Owner Occupied [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	63	413
Commercial Real Estate Owner Occupied [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	663	564
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8	950
Current	592,214	522,648
Total Loans	592,222	523,598
Commercial Real Estate Non Owner Occupied [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		288
Commercial Real Estate Non Owner Occupied [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		290
Commercial Real Estate Non Owner Occupied [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8	372
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4,372	8,601
Current	458,193	448,366
Total Loans	463,032	457,850
Residential Real Estate [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,399	7,118
Residential Real Estate [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	198	677
Residential Real Estate [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,775	806
Residential Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Purchased Credit-Impaired Loans	467	883
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		39
Current	155,825	135,156
Total Loans	155,825	135,195
Real Estate Construction [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		12
Real Estate Construction [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		27
Farm Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7	191
Current	34,107	38,322
Total Loans	34,114	38,513
Farm Real Estate [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		33
Farm Real Estate [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7	158
Consumer and Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	175	183
Current	14,886	19,380
Total Loans	15,061	19,563
Consumer and Other [Member] | 30-59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	129	117
Consumer and Other [Member] | 60-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 46	57
Consumer and Other [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 9